Share Capital - Summary of Share Capital (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Issued capital	¥ 12,267	¥ 12,267	[1]
Trade- restricted [member]
Disclosure of classes of share capital [line items]
Issued capital	1,090	2,179
Tradable [member]
Disclosure of classes of share capital [line items]
Issued capital	11,177	10,088
A Shares (par value RMB1.00 per share) [member] | Trade- restricted [member]
Disclosure of classes of share capital [line items]
Issued capital	0	1,089
A Shares (par value RMB1.00 per share) [member] | Tradable [member]
Disclosure of classes of share capital [line items]
Issued capital	4,073	2,984
H Shares (par value RMB1.00 per share) [member] | Trade- restricted [member]
Disclosure of classes of share capital [line items]
Issued capital	601	601
H Shares (par value RMB1.00 per share) [member] | Tradable [member]
Disclosure of classes of share capital [line items]
Issued capital	3,065	3,065
Domestic state owned shares (par value RMB1.00 per share) [member] | Trade- restricted [member]
Disclosure of classes of share capital [line items]
Issued capital	489	489
Domestic state owned shares (par value RMB1.00 per share) [member] | Tradable [member]
Disclosure of classes of share capital [line items]
Issued capital	¥ 4,039	¥ 4,039

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).